SoFi Select 500 ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 2.1%
Bank of America Corp.	42,741	$2,205,436
Citigroup, Inc.	11,020	1,387,418
Citizens Financial Group, Inc.	2,702	168,227
Fifth Third Bancorp	6,020	300,579
First Citizens BancShares, Inc. - Class A(a)	65	129,383
Huntington Bancshares, Inc.	12,639	206,774
JPMorgan Chase & Co.	16,522	4,945,200
KeyCorp	26,319	561,384
M&T Bank Corp.	874	188,880
PNC Financial Services Group, Inc.	2,745	606,974
Regions Financial Corp.	6,173	172,844
Truist Financial Corp.	31,734	1,529,896
U.S. Bancorp	11,020	604,447
Wells Fargo & Co.	18,334	1,421,618
		14,429,060

Consumer Discretionary Products - 1.8%
D.R. Horton, Inc.	1,536	225,930
Deckers Outdoor Corp.(b)	1,430	162,806
Ford Motor Co.	21,126	368,437
General Motors Co.	7,424	617,974
Lennar Corp. - Class A	1,606	144,187
Masco Corp.	1,355	95,189
Nike, Inc. - Class B	6,732	311,220
NVR, Inc.(b)	17	103,782
PulteGroup, Inc.	1,305	154,225
Rivian Automotive, Inc. - Class A(a)(b)	10,544	171,867
Tapestry, Inc.	1,710	248,737
Tesla, Inc.(b)	22,331	9,731,626
		12,335,980

Consumer Discretionary Services - 1.0%
Carnival Corp. Ltd.	10,164	285,202
Chipotle Mexican Grill, Inc. - Class A(a)(b)	9,024	287,505
Darden Restaurants, Inc.	893	182,092
Domino’s Pizza, Inc.	186	57,768
Flutter Entertainment PLC(a)(b)	1,625	157,592
Hilton Worldwide Holdings, Inc.	1,668	546,537
Las Vegas Sands Corp.	6,774	342,561
Live Nation Entertainment, Inc.(a)(b)	3,657	615,875
Marriott International, Inc. - Class A	1,625	610,350
McDonald’s Corp.	4,646	1,297,163

Royal Caribbean Cruises Ltd.(a)	2,022	$575,522
Starbucks Corp.	7,281	721,984
Viking Holdings Ltd.(b)	6,638	611,426
Yum! Brands, Inc.	1,823	269,713
		6,561,290

Consumer Staple Products - 1.8%
Altria Group, Inc.	8,339	580,228
Church & Dwight Co., Inc.	2,037	194,798
Coca-Cola Co.	25,920	2,047,939
Colgate-Palmolive Co.	4,582	412,976
Constellation Brands, Inc. - Class A	3,445	478,235
Estee Lauder Cos., Inc. - Class A(a)	3,056	271,831
General Mills, Inc.	3,218	108,801
Hershey Co.	1,035	200,821
Kenvue, Inc.	13,286	229,582
Keurig Dr Pepper, Inc.	8,618	258,798
Kimberly-Clark Corp.(a)	2,159	210,718
Kraft Heinz Co.	5,130	123,171
McCormick & Co., Inc.	1,695	80,292
Mondelez International, Inc. - Class A(a)	7,776	475,658
Monster Beverage Corp.(b)	7,354	647,740
PepsiCo, Inc.	8,616	1,242,341
Philip Morris International, Inc.	11,899	2,110,645
Procter & Gamble Co.	14,185	2,036,399
Tyson Foods, Inc. - Class A(a)	2,945	179,704
		11,890,677

Financial Services - 4.9%
AerCap Holdings NV	1,119	155,977
American Express Co.	5,212	1,649,442
Ameriprise Financial, Inc.	601	267,872
Apollo Global Management, Inc.	5,419	697,479
Ares Management Corp.(a)	3,800	488,300
Bank of New York Mellon Corp.	4,592	640,263
Blackrock, Inc.	1,581	1,655,117
Blackstone, Inc.	7,727	903,827
Block, Inc. - Class A(b)	3,220	243,818
Broadridge Financial Solutions, Inc.	944	145,112
Capital One Financial Corp.	10,472	1,968,003
Cboe Global Markets, Inc.	686	228,822
Charles Schwab Corp.	13,066	1,141,315
Circle Internet Group, Inc. - Class A(b)	4,224	477,312
CME Group, Inc. - Class A	2,602	711,751
Coinbase Global, Inc. - Class A(b)	1,439	272,014
Corpay, Inc.(b)	481	174,026
Equifax, Inc.	943	156,340
Fair Isaac Corp.(b)	202	252,619

Fidelity National Financial, Inc.	1,850	$87,597
Fidelity National Information Services, Inc.	7,223	310,517
Fiserv, Inc.(b)	3,816	215,833
Global Payments, Inc.	1,478	111,604
Goldman Sachs Group, Inc.	1,747	1,791,653
Interactive Brokers Group, Inc. - Class A	3,414	296,916
Intercontinental Exchange, Inc.	4,367	645,661
KKR & Co., Inc.	5,173	496,298
LPL Financial Holdings, Inc.	984	269,390
Mastercard, Inc. - Class A	7,562	3,735,477
Moody’s Corp.	1,387	628,658
Morgan Stanley	13,002	2,704,416
MSCI, Inc. - Class A	667	421,130
Nasdaq, Inc.	4,571	422,909
Northern Trust Corp.	1,195	197,713
Paypal Holdings, Inc.	7,734	346,096
Raymond James Financial, Inc.	1,412	202,495
Robinhood Markets, Inc. - Class A(b)	13,721	1,293,890
S&P Global, Inc.	2,279	966,296
SoFi Technologies, Inc.(a)(b)	16,250	296,075
State Street Corp.	1,817	282,798
Synchrony Financial	2,403	171,670
T. Rowe Price Group, Inc.	1,456	152,196
Toast, Inc. - Class A(b)	13,706	356,767
Tradeweb Markets, Inc. - Class A	1,620	162,405
TransUnion(a)	1,842	131,814
Verisk Analytics, Inc. - Class A	909	159,066
Visa, Inc. - Class A	12,209	3,984,529
		33,071,278

Health Care - 8.7%
Abbott Laboratories(a)	11,737	1,004,687
AbbVie, Inc.	21,238	4,623,937
ABIOMED, Inc., CVR(b)(c)	455	—
Agilent Technologies, Inc.	1,581	214,273
Alnylam Pharmaceuticals, Inc.(b)	3,283	991,400
Amgen, Inc.	5,071	1,707,862
Becton Dickinson & Co.	2,235	328,813
Biogen, Inc.(b)	837	164,052
Boston Scientific Corp.(b)	19,971	964,799
Bristol-Myers Squibb Co.	18,626	1,065,035
Cardinal Health, Inc.	1,550	305,040
Cencora, Inc.	1,488	400,808
Centene Corp.(b)	2,202	131,239
Cigna Group	2,308	640,239
Cooper Cos., Inc.(b)	1,801	110,239
CVS Health Corp.	11,066	1,006,785
Danaher Corp.	4,913	897,458

Dexcom, Inc.(b)	3,033	$223,653
Edwards Lifesciences Corp.(b)	4,119	356,170
Elevance Health, Inc.	1,408	553,612
Eli Lilly & Co.	13,938	15,401,490
GE HealthCare Technologies, Inc.	2,797	174,365
Gilead Sciences, Inc.	25,914	3,483,619
HCA Healthcare, Inc.	1,695	641,625
Humana, Inc.	908	277,321
IDEXX Laboratories, Inc.(b)	505	284,583
Illumina, Inc.(b)	1,263	205,819
Incyte Corp.(b)	4,832	467,448
Insmed, Inc.(a)(b)	3,839	410,428
Insulet Corp.(b)	960	139,142
Intuitive Surgical, Inc.(b)	3,996	1,696,861
IQVIA Holdings, Inc.(b)	1,311	238,877
Johnson & Johnson	19,406	4,372,754
Labcorp Holdings, Inc.	861	223,912
McKesson Corp.	1,158	859,746
Medline, Inc. - Class A(a)(b)	6,533	238,847
Medtronic PLC	9,945	734,040
Merck & Co., Inc.	14,702	1,745,421
Mettler-Toledo International, Inc.(b)	137	161,739
Moderna, Inc.(a)(b)	2,164	102,119
Natera, Inc.(b)	1,614	360,519
Pfizer, Inc.	36,496	955,465
Quest Diagnostics, Inc.	603	117,525
Regeneron Pharmaceuticals, Inc.	616	378,705
ResMed, Inc.	1,119	213,248
Royalty Pharma PLC - Class A	2,548	142,077
STERIS PLC	673	143,167
Stryker Corp.	3,391	1,034,560
Thermo Fisher Scientific, Inc.	2,745	1,351,940
United Therapeutics Corp.(b)	315	175,398
UnitedHealth Group, Inc.	6,440	2,449,196
Vertex Pharmaceuticals, Inc.(b)	5,863	2,623,927
Viatris, Inc.	7,664	124,617
Waters Corp.(b)	748	286,910
West Pharmaceutical Services, Inc.	395	127,510
Zimmer Biomet Holdings, Inc.	1,881	154,863
Zoetis, Inc. - Class A	2,726	211,783
		58,401,667

Industrial Products - 5.5%
3M Co.(a)	3,244	496,754
AMETEK, Inc.	1,500	338,775
Amphenol Corp.	21,865	3,252,637
Axon Enterprise, Inc.(b)	917	411,476
Bloom Energy Corp. - Class A(b)	3,275	933,375

Boeing Co.(b)	11,441	$2,644,587
Carrier Global Corp.	4,993	318,903
Caterpillar, Inc.	2,595	2,272,883
Cummins, Inc.	742	479,799
Curtiss-Wright Corp.	250	186,903
Deere & Co.	1,493	809,475
Dover Corp.	843	178,176
Eaton Corp. PLC	3,012	1,206,607
Emerson Electric Co.	3,946	567,514
Fortive Corp.	1,393	81,240
FTAI Aviation Ltd.	2,806	730,514
GE Aerospace	9,882	3,199,396
GE Vernova, Inc.	3,117	3,018,253
General Dynamics Corp.	1,774	615,259
Honeywell International, Inc.	4,319	1,027,317
Howmet Aerospace, Inc.	3,074	793,861
Hubbell, Inc.(a)	470	222,597
IDEX Corp.	470	99,090
Illinois Tool Works, Inc.	1,720	425,322
Ingersoll Rand, Inc.	3,497	250,525
Johnson Controls International PLC	3,427	459,424
Keysight Technologies, Inc.(b)	1,472	498,022
L3Harris Technologies, Inc.	1,313	413,831
Lennox International, Inc.	270	135,583
Lockheed Martin Corp.	1,612	855,085
Northrop Grumman Corp.	919	518,022
nVent Electric PLC	1,666	278,205
Otis Worldwide Corp.	2,678	189,710
PACCAR, Inc.	2,285	252,195
Parker-Hannifin Corp.	876	739,896
Pentair PLC	1,027	72,753
Rocket Lab Corp.(b)	7,440	1,067,491
Rockwell Automation, Inc.	678	305,819
RTX Corp.	11,534	2,072,198
Snap-on, Inc.	390	144,772
TE Connectivity PLC	2,813	600,322
Textron, Inc.	1,536	140,943
Trane Technologies PLC	1,520	685,976
TransDigm Group, Inc.	427	537,303
Trimble, Inc.(b)	1,482	83,600
Veralto Corp.	1,626	133,706
Vertiv Holdings Co. - Class A	5,486	1,731,985
Westinghouse Air Brake Technologies Corp.	1,289	336,635
Xylem, Inc.	1,754	192,133
		37,006,847

Industrial Services - 1.6%
Automatic Data Processing, Inc.	2,772	614,940

Cintas Corp.	2,529	$433,117
Comfort Systems USA, Inc.	467	853,774
CSX Corp.	10,741	486,138
Delta Air Lines, Inc.	4,664	384,687
EMCOR Group, Inc.	340	281,119
Expeditors International of Washington, Inc.	635	100,324
Fastenal Co.	8,597	379,987
FedEx Corp.	1,665	685,564
J.B. Hunt Transport Services, Inc.	473	130,751
Jacobs Solutions, Inc.	971	116,384
MasTec, Inc.(b)	771	291,723
Norfolk Southern Corp.	1,387	422,980
Old Dominion Freight Line, Inc.	1,029	231,679
Paychex, Inc.	2,189	212,289
Quanta Services, Inc.	1,095	779,344
Republic Services, Inc. - Class A	1,948	390,457
Rollins, Inc.	2,647	125,997
Southwest Airlines Co.	4,109	176,482
Sunbelt Rentals Holdings, Inc.	2,243	175,066
Union Pacific Corp.(a)	3,627	952,595
United Airlines Holdings, Inc.(b)	2,337	268,288
United Parcel Service, Inc. - Class B	4,692	500,589
United Rentals, Inc.	353	351,472
W.W. Grainger, Inc.	287	354,227
Waste Management, Inc.	3,088	652,988
Watsco, Inc.(a)	235	86,269
XPO, Inc.(a)(b)	782	167,544
		10,606,774

Insurance - 1.6%
Aflac, Inc.	2,193	246,537
Allstate Corp.	1,926	396,929
American International Group, Inc.	3,033	225,140
Aon PLC - Class A	1,671	528,136
Arch Capital Group Ltd.(b)	2,725	243,452
Arthur J. Gallagher & Co.	2,994	602,123
Berkshire Hathaway, Inc. - Class B(b)	7,600	3,606,048
Brown & Brown, Inc.	3,697	207,956
Chubb Ltd.	2,614	814,862
Cincinnati Financial Corp.	1,145	180,246
Everest Group Ltd.	280	90,729
Hartford Financial Services Group, Inc.	2,337	297,103
Markel Group, Inc.(b)	78	141,616
Marsh & McLennan Cos., Inc.	3,924	627,722
MetLife, Inc.	4,619	381,945
Principal Financial Group, Inc.	1,303	135,017
Progressive Corp.	5,163	983,035
Prudential Financial, Inc.	1,702	171,289

Travelers Cos., Inc.	1,410	$411,565
W.R. Berkley Corp.(a)	2,536	161,138
Willis Towers Watson PLC	1,999	499,090
		10,951,678

Materials - 1.8%
Air Products and Chemicals, Inc.	3,256	907,187
Albemarle Corp.	1,002	176,773
Amrize Ltd.(a)	3,228	175,571
Avery Dennison Corp.	471	74,922
Ball Corp.(a)	1,705	93,212
Carlisle Cos., Inc.	233	80,341
CF Industries Holdings, Inc.	1,333	149,763
Corteva, Inc.	4,956	387,956
CRH PLC	4,318	469,755
Dow, Inc.	4,476	151,065
DuPont de Nemours, Inc.	5,867	284,080
Ecolab, Inc.	2,053	525,568
Freeport-McMoRan, Inc.	12,760	838,460
International Flavors & Fragrances, Inc.	1,422	108,143
International Paper Co.	3,884	129,997
Linde PLC	2,890	1,438,324
LyondellBasell Industries NV - Class A	1,630	108,640
Martin Marietta Materials, Inc.	310	180,308
Newmont Corp.	14,638	1,607,399
Nucor Corp.	1,420	355,000
Packaging Corp. of America	491	107,485
PPG Industries, Inc.	1,581	178,621
Qnity Electronics, Inc.	1,397	217,932
Reliance, Inc.	304	115,754
RPM International, Inc.	842	89,227
Sherwin-Williams Co.	1,429	434,187
Smurfit WestRock PLC	8,925	367,264
Solstice Advanced Materials, Inc.	1,077	90,716
Southern Copper Corp.	8,087	1,547,056
Steel Dynamics, Inc.	748	194,592
Vulcan Materials Co.	838	237,087
		11,822,385

Media - 9.0%
Airbnb, Inc. - Class A(b)	3,080	410,595
Alphabet, Inc. - Class A	41,930	15,947,656
Alphabet, Inc. - Class C	39,399	14,830,966
AppLovin Corp. - Class A(b)	3,334	2,044,042
Booking Holdings, Inc.	6,460	1,081,598
Charter Communications, Inc. - Class A(b)	1,120	161,336
Comcast Corp. - Class A	23,814	592,254
DoorDash, Inc. - Class A(b)	10,219	1,627,784

Electronic Arts, Inc.	1,638	$330,417
Expedia Group, Inc. - Class A	1,044	235,725
Meta Platforms, Inc. - Class A	22,401	14,168,857
Netflix, Inc.(b)	43,306	3,725,182
Omnicom Group, Inc.	5,990	435,533
Reddit, Inc. - Class A(b)	3,180	559,680
Roblox Corp. - Class A(b)	9,960	469,614
Take-Two Interactive Software, Inc.(b)	1,799	403,264
Uber Technologies, Inc.(b)	16,657	1,172,653
VeriSign, Inc.	606	172,940
Walt Disney Co.	14,037	1,429,388
Warner Bros Discovery, Inc.(b)	15,340	414,333
		60,213,817

Oil & Gas - 2.2%
Baker Hughes Co.	5,249	335,306
Cheniere Energy, Inc.	1,995	448,596
Chevron Corp.	10,426	1,902,328
ConocoPhillips	7,700	877,646
Devon Energy Corp.	5,207	231,659
Diamondback Energy, Inc.	3,307	633,224
EOG Resources, Inc.	2,891	385,602
EQT Corp.	20,148	1,106,730
Expand Energy Corp.	6,059	563,366
Exxon Mobil Corp.	22,175	3,221,141
Halliburton Co.	5,598	217,482
Kinder Morgan, Inc.	17,484	543,403
Marathon Petroleum Corp.	1,681	418,182
Occidental Petroleum Corp.	3,360	190,277
ONEOK, Inc.	9,259	777,200
Phillips 66	2,473	434,951
SLB NV	8,785	479,222
Targa Resources Corp.	1,552	395,869
TechnipFMC PLC	2,777	190,002
Texas Pacific Land Corp.	491	192,963
Valero Energy Corp.	1,689	413,501
Williams Cos., Inc.	8,687	620,165
		14,578,815

Real Estate - 1.4%
American Tower Corp. - REIT	3,079	575,650
AvalonBay Communities, Inc. - REIT	909	165,902
CBRE Group, Inc. - Class A(b)	3,032	379,121
CoStar Group, Inc.(b)	10,575	340,515
Crown Castle, Inc. - REIT	2,253	206,149
Digital Realty Trust, Inc. - REIT	3,244	616,360
Equinix, Inc. - REIT	744	794,622
Equity Residential - REIT	2,423	158,585

Essex Property Trust, Inc. - REIT	421	$114,781
Extra Space Storage, Inc. - REIT	1,664	240,132
Host Hotels & Resorts, Inc. - REIT	4,886	112,280
Invitation Homes, Inc. - REIT	5,016	146,718
Iron Mountain, Inc. - REIT	2,650	339,863
Kimco Realty Corp. - REIT	4,574	110,142
Mid-America Apartment Communities, Inc. - REIT	746	96,286
Prologis, Inc. - REIT	6,230	893,818
Public Storage - REIT	939	285,165
Realty Income Corp. - REIT(a)	6,950	425,896
SBA Communications Corp. - Class A - REIT	761	154,605
Simon Property Group, Inc. - REIT	2,289	469,039
Sun Communities, Inc. - REIT	1,000	123,660
Ventas, Inc. - REIT	6,157	519,774
VICI Properties, Inc. - REIT(a)	8,871	250,340
Welltower, Inc. - REIT	8,371	1,718,817
Weyerhaeuser Co. - REIT	3,437	84,241
WP Carey, Inc. - REIT	1,310	97,490
		9,419,951

Renewable Energy - 0.0%(d)
First Solar, Inc.(b)	966	296,359

Retail & Wholesale - Discretionary - 4.4%
Amazon.com, Inc.(b)	79,272	21,454,174
AutoZone, Inc.(b)	111	325,806
Best Buy Co., Inc.	1,256	97,905
Burlington Stores, Inc.(b)	604	195,593
Carvana Co. - Class A(a)(b)	19,430	1,418,390
Copart, Inc.(b)	6,000	196,620
eBay, Inc.(a)	2,781	303,880
Ferguson Enterprises, Inc.	1,131	255,572
Genuine Parts Co.	2,973	293,435
Home Depot, Inc.	6,586	2,088,684
Lowe’s Cos., Inc.	3,517	753,904
O’Reilly Automotive, Inc.(b)	6,043	525,016
Ross Stores, Inc.	1,924	445,848
TJX Cos., Inc.	7,321	1,132,925
Tractor Supply Co.	3,235	102,000
Ulta Beauty, Inc.(b)	279	141,969
Williams-Sonoma, Inc.	687	139,853
		29,871,574

Retail & Wholesale - Staples - 1.6%
Archer-Daniels-Midland Co.	2,449	195,381
Bunge Global SA	2,156	265,835
Casey’s General Stores, Inc.	271	207,895
Costco Wholesale Corp.	3,036	2,903,388

Dollar General Corp.	1,427	$157,840
Dollar Tree, Inc.(b)	1,408	163,948
Kroger Co.	3,804	236,419
Sysco Corp.	3,181	241,152
Target Corp.	2,877	365,580
Walmart, Inc.	51,386	5,947,929
		10,685,367

Software & Tech Services - 10.5%
Accenture PLC - Class A	4,211	787,752
Adobe, Inc.(b)	2,998	777,112
Atlassian Corp. - Class A(b)	3,002	323,045
Autodesk, Inc.(b)	1,987	459,613
Cadence Design Systems, Inc.(b)	2,241	840,218
CDW Corp.	856	107,385
Cloudflare, Inc. - Class A(b)	4,350	1,051,917
Cognizant Technology Solutions Corp. - Class A	3,036	169,272
Coreweave, Inc. - Class A(b)	6,582	720,927
CrowdStrike Holdings, Inc. - Class A(b)	3,710	2,712,010
Datadog, Inc. - Class A(b)	5,538	1,369,824
Fortinet, Inc.(b)	5,974	824,233
HubSpot, Inc.(a)(b)	1,996	440,378
International Business Machines Corp.	8,345	2,485,141
Intuit, Inc.	2,672	885,848
IonQ, Inc.(a)(b)	5,617	404,817
Leidos Holdings, Inc.	873	111,569
Microsoft Corp.	67,137	30,227,763
MongoDB, Inc. - Class A(b)	1,431	480,172
Okta, Inc. - Class A(b)	3,931	484,574
Oracle Corp.	24,931	5,628,921
Palantir Technologies, Inc. - Class A(b)	55,368	8,667,307
Palo Alto Networks, Inc.(b)	7,502	2,113,238
PTC, Inc.(b)	1,097	152,187
Roper Technologies, Inc.	980	319,019
Salesforce, Inc.	6,408	1,224,569
ServiceNow, Inc.(b)	13,795	1,715,684
Snowflake, Inc. - Class A(a)(b)	4,511	1,152,786
SS&C Technologies Holdings, Inc.	1,885	127,275
Strategy, Inc. - Class A(a)(b)	2,273	361,612
Synopsys, Inc.(b)	2,263	1,076,328
Twilio, Inc. - Class A(b)	3,019	575,542
Tyler Technologies, Inc.(b)	379	118,684
Veeva Systems, Inc. - Class A(b)	1,406	245,122
Workday, Inc. - Class A(b)	2,483	362,990
Zoom Communications, Inc. - Class A(b)	2,206	224,108
Zscaler, Inc.(b)	3,080	430,368
		70,159,310

Tech Hardware & Semiconductors - 37.6%(e)
Advanced Micro Devices, Inc.(b)	19,728	$10,181,621
Analog Devices, Inc.	5,646	2,336,597
Apple, Inc.	103,229	32,213,642
Applied Materials, Inc.	5,125	2,306,558
Arista Networks, Inc.(b)	16,871	2,690,418
Astera Labs, Inc.(b)	3,735	1,280,545
Broadcom, Inc.	67,657	30,227,118
Ciena Corp.(b)	2,248	1,304,357
Cisco Systems, Inc.	28,301	3,408,006
Coherent Corp.(b)	3,841	1,388,406
Corning, Inc.	11,822	2,141,674
Dell Technologies, Inc. - Class C	3,007	1,265,676
Entegris, Inc.	960	133,238
Everpure, Inc. - Class A(b)	4,862	386,578
Fabrinet(b)	383	250,543
Garmin Ltd.	1,781	416,612
GlobalFoundries, Inc.(a)	5,824	465,745
Hewlett Packard Enterprise Co.	27,476	1,182,567
HP, Inc.	5,703	154,209
Intel Corp.(b)	69,571	7,978,402
Jabil, Inc.	1,079	393,360
KLA Corp.	1,248	2,398,294
Lam Research Corp.	14,795	4,707,473
Lumentum Holdings, Inc.(b)	1,371	1,172,150
Marvell Technology, Inc.	16,675	3,418,375
Microchip Technology, Inc.	7,756	734,105
Micron Technology, Inc.	23,563	22,879,673
Monolithic Power Systems, Inc.	441	690,699
Motorola Solutions, Inc.	1,325	534,346
NetApp, Inc.	1,268	221,000
NVIDIA Corp.	478,791	101,091,932
NXP Semiconductors NV	1,147	368,589
ON Semiconductor Corp.(b)	3,787	456,788
QUALCOMM, Inc.	5,647	1,417,510
Sandisk Corp.(b)	2,134	3,617,087
Seagate Technology Holdings PLC	1,980	1,742,004
Super Micro Computer, Inc.(b)	7,567	348,763
Teledyne Technologies, Inc.(b)	316	195,866
Teradyne, Inc.	1,423	532,643
Texas Instruments, Inc.	6,600	2,017,488
Ubiquiti, Inc.	839	489,859
Western Digital Corp.(a)	1,568	832,937
		251,973,453

Telecommunications - 0.7%
AST SpaceMobile, Inc. - Class A(a)(b)	6,565	744,536
AT&T, Inc.	48,331	1,198,609

T-Mobile US, Inc.	7,221	$1,354,154
Verizon Communications, Inc.	25,301	1,209,641
		4,506,940

Utilities - 1.5%
Alliant Energy Corp.(a)	1,530	109,563
Ameren Corp.	2,480	267,766
American Electric Power Co., Inc.	4,079	516,687
American Water Works Co., Inc.	1,402	172,825
Atmos Energy Corp.	1,329	224,774
CenterPoint Energy, Inc.(a)	3,495	147,699
CMS Energy Corp.	1,625	117,926
Consolidated Edison, Inc.	2,651	280,025
Constellation Energy Corp.	2,489	716,210
Dominion Energy, Inc.(a)	7,586	507,807
DTE Energy Co.	1,816	259,452
Duke Energy Corp.	5,341	655,501
Edison International	3,986	278,781
Entergy Corp.	3,390	369,679
Evergy, Inc.	1,341	110,016
Eversource Energy	3,418	233,347
Exelon Corp.	6,654	303,689
FirstEnergy Corp.	5,410	250,970
NextEra Energy, Inc.	14,629	1,272,869
NiSource, Inc.	4,326	199,948
NRG Energy, Inc.	1,553	208,226
PG&E Corp.	17,062	278,793
PPL Corp.	4,708	166,616
Public Service Enterprise Group, Inc.	4,350	342,127
Sempra	4,246	378,446
Southern Co.	8,090	744,684
Vistra Corp.	1,804	289,055
WEC Energy Group, Inc.	2,405	267,075
Xcel Energy, Inc.	4,226	335,967
		10,006,523

TOTAL COMMON STOCKS (Cost $461,593,103)		668,789,745

RIGHTS - 0.0%	Shares	Value
TPG, Inc.(b)(c)	1,342	—

TOTAL RIGHTS (Cost $–)		—

SHORT-TERM INVESTMENTS - 2.4%
Investments Purchased with Proceeds from Securities Lending - 2.2%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%	14,453,614	14,453,614

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	1,700,958	$1,700,958

TOTAL SHORT-TERM INVESTMENTS (Cost $16,154,572)		16,154,572

TOTAL INVESTMENTS - 102.1% (Cost $477,747,675)		$684,944,317
Liabilities in Excess of Other Assets - (2.1)%		(14,048,786)
TOTAL NET ASSETS - 100.0%		$670,895,531

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of May 31, 2026. The total market value of these securities was $14,115,062 which represented 2.1% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.
(e)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.